Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Goodwill
Goodwill	$ 53,393		¥ 367,106	¥ 367,106
Impairment recognized in goodwill	$ 0	$ 0